Subsequent Events - Additional Information (Detail) (USD $)				1 Months Ended	12 Months Ended		24 Months Ended									1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Feb. 28, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Inventergy Inc [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Inventergy Inc [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A One [Member] Inventergy Inc [Member]	Dec. 31, 2013 Convertible Preferred Stock Series A Two [Member] Inventergy Inc [Member]	Dec. 17, 2013 Subsequent Event [Member]	Apr. 01, 2009 Subsequent Event [Member]	Dec. 17, 2013 Subsequent Event [Member] Warrant [Member]	May 10, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Feb. 05, 2014 Subsequent Event [Member] Inventergy Inc [Member]	Jan. 31, 2014 Subsequent Event [Member] Inventergy Inc [Member]	May 16, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Feb. 28, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Jan. 31, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Sep. 30, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Dec. 31, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Dec. 31, 2012 Subsequent Event [Member] Inventergy Inc [Member]	Aug. 31, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Feb. 04, 2013 Subsequent Event [Member] Inventergy Inc [Member]	Nov. 30, 2014 Subsequent Event [Member] CSPR [Member]	Dec. 15, 2014 Subsequent Event [Member] Cortelco Systems Holding Corp [Member]	Feb. 10, 2014 Subsequent Event [Member] Chief Executive Officer [Member] Inventergy Inc [Member]	May 10, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A One [Member] Inventergy Inc [Member]	May 17, 2013 Subsequent Event [Member] Convertible Preferred Stock Series A Two [Member] Inventergy Inc [Member]	Dec. 17, 2013 Subsequent Event [Member] Convertible Preferred Stock Series B [Member]	Aug. 31, 2013 Subsequent Event [Member] Series A Three common stock [Member] Inventergy Inc [Member]
Subsequent Event, Date																											Dec. 17, 2013
Payments for Leasing Costs																								$ 6,549
Security Deposit					5,478		5,478	3,371																3,371
Redeemable Convertible Preferred Stock, $0.005 par value (2,750 and Zero shares authorized, issued and outstanding, respectively)	2,750,000	0			50,000,000		50,000,000																						5,000,000
Temporary Equity, Liquidation Preference Per Share														$ 0.0100	$ 1.6996														$ 0.0001				$ 0.01	$ 1.6996
Debt Conversion, Converted Instrument, Shares Issued				5,000,000																			5,000,000										5,000,000
Debt Instrument, Convertible, Conversion Price				$ 0.0001																			$ 0.0001										$ 0.01	$ 1.6996
Proceeds from Issuance of Secured Debt																			5,000,000
Debt Instrument, Maturity Date					May 10, 2018														May 10, 2018													Aug. 31, 2014
Debt Instrument, Interest Rate, Basis for Effective Rate						on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter.
Temporary Equity, Par Value																																	0.0001	0.0001
Business Acquisition, Transaction Costs																						4,000,000
Acquisition Costs, Period Cost																						189,254
Temporary Equity, Shares Issued	2,750	0												5,000,000	1,176,748																			1,176,748
Common Stock, Shares, Issued	3,030,697	3,016,758	3,016,758		11,505,039		11,505,039													1,696,064					1,180,879			1,180,879
Common Stock, Par or Stated Value Per Share	$ 0.005	$ 0.005	$ 0.005		$ 0.0001		$ 0.0001													$ 4.30					$ 3.21											$ 3.21
Debt Instrument, Redemption Price, Percentage					125.00%																				125.00%
Notes Payable, Related Parties, Current	685,000	330,000	709,000						685,000	330,000	709,000						11,000,000
Shares, Issued																																			2,750
Stock Issued During Period, Shares, Purchase of Assets																		1,401,869
Proceeds from Issuance of Private Placement																2,750,000
Letters of Credit Outstanding, Amount																2,750,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																4,744,494
Line of Credit Facility, Amount Outstanding	250,000	0							250,000	0																				800,000	1,000,000
Proceeds from Issuance of Common Stock					3,612,100		3,612,100													7,293,000						7,293,000
Proceeds from (Repayments of) Related Party Debt																					100,000
Debt Instrument, Periodic Payment, Principal																																$ 3,000,000
Common Stock, Capital Shares Reserved for Future Issuance					8,001,748		8,001,748					300,000
Debt Instrument, Interest Rate, Stated Percentage													2.00%																			2.00%